Reporting Entity - List of Subsidiaries (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
SK Telink Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	SK Telink Co., Ltd.
Location	Korea
Primary business	Telecommunication and MVNO service
Ownership	100.00%	85.90%
SK Communications Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	SK Communications Co., Ltd.
Location	Korea
Primary business	Internet website services
Ownership	100.00%	64.50%
SK Broadband Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	SK Broadband Co., Ltd
Location	Korea
Primary business	Telecommunication services
Ownership	100.00%	100.00%
PS&Marketing Corporation [member]
Disclosure of subsidiaries [line items]
Subsidiary	PS&Marketing Corporation
Location	Korea
Primary business	Communications device retail business
Ownership	100.00%	100.00%
SERVICEACE Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	SERVICEACE Co., Ltd.
Location	Korea
Primary business	Customer center management service
Ownership	100.00%	100.00%
SERVICE TOP Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	SERVICE TOP Co., Ltd.
Location	Korea
Primary business	Customer center management service
Ownership	100.00%	100.00%
Network O&S Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	Network O&S Co., Ltd.
Location	Korea
Primary business	Base station maintenance service
Ownership	100.00%	100.00%
SK Planet Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	SK Planet Co., Ltd.
Location	Korea
Primary business	Telecommunication service
Ownership	98.10%	98.10%
Iriver Limted [member]
Disclosure of subsidiaries [line items]
Subsidiary	IRIVER LIMITED
Location	Korea
Primary business	Manufacturing digital audio players and other portable media devices.
Ownership	45.90%	48.90%
SK Telecom China Holdings Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	SK Telecom China Holdings Co., Ltd.
Location	China
Primary business	Investment
Ownership	100.00%	100.00%
SK Global Healthcare Business Group, Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	SK Global Healthcare Business Group, Ltd.
Location	Hong Kong
Primary business	Investment
Ownership	100.00%	100.00%
SKT Vietnam PTE. Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	SKT Vietnam PTE. Ltd.
Location	Singapore
Primary business	Telecommunication service
Ownership	73.30%	73.30%
SKT Americas, Inc. [member]
Disclosure of subsidiaries [line items]
Subsidiary	SKT Americas, Inc.
Location	USA
Primary business	Information gathering and consulting
Ownership	100.00%	100.00%
YTK Investment Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	YTK Investment Ltd.
Location	Cayman Islands
Primary business	Investment association
Ownership	100.00%	100.00%
Atlas investment [member]
Disclosure of subsidiaries [line items]
Subsidiary	Atlas Investment
Location	Cayman Islands
Primary business	Investment association
Ownership	100.00%	100.00%
Entrix Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	Entrix Co., Ltd.
Location	Korea
Primary business	Cloud streaming services
Ownership		100.00%
SK techx Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	SK techx Co., Ltd.
Location	Korea
Primary business	System software development and supply
Ownership	100.00%	100.00%
One Store Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	One Store Co., Ltd.
Location	Korea
Primary business	Telecommunication services
Ownership	65.50%	65.50%
SK m&service Co., Ltd [member]
Disclosure of subsidiaries [line items]
Subsidiary	SK m&service Co., Ltd. (formerly, M&Service Co., Ltd.)
Location	Korea
Primary business	Data base and internet website service
Ownership	100.00%	100.00%
SK Planet Japan, K. K. [member]
Disclosure of subsidiaries [line items]
Subsidiary	SK Planet Japan, K. K.
Location	Japan
Primary business	Digital contents sourcing service
Ownership	79.50%	100.00%
SK Planet Global PTE. Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	SK Planet Global PTE. Ltd.
Location	Singapore
Primary business	Digital contents sourcing service
Ownership	100.00%	100.00%
SKP GLOBAL HOLDINGS PTE. LTD. [member]
Disclosure of subsidiaries [line items]
Subsidiary	SKP GLOBAL HOLDINGS PTE. LTD.
Location	Singapore
Primary business	Investment
Ownership	100.00%	100.00%
SKP America LLC. [member]
Disclosure of subsidiaries [line items]
Subsidiary	SKP America LLC.
Location	USA
Primary business	Digital contents sourcing service
Ownership	100.00%	100.00%
shopkick Management Company, Inc. [member]
Disclosure of subsidiaries [line items]
Subsidiary	shopkick Management Company, Inc.
Location	USA
Primary business	Investment
Ownership	100.00%	100.00%
shopkick, Inc. [member]
Disclosure of subsidiaries [line items]
Subsidiary	shopkick, Inc.
Location	USA
Primary business	Reward points-based in-store shopping app development
Ownership	100.00%	100.00%
Planet11 E-commerce Solutions India Pvt. Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	Planet11 E-commerceSolutions India Pvt. Ltd.
Location	India
Primary business	Electronic commerce platform service
Ownership		99.00%
11street [member]
Disclosure of subsidiaries [line items]
Subsidiary	11street (Thailand) Co., Ltd.
Location	Thailand
Primary business	Electronic commerce
Ownership	100.00%	100.00%
Hello Nature Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	Hello Nature Ltd.
Location	Korea
Primary business	Retail of agro-fisheries and livestock
Ownership	100.00%	100.00%
iriver Enterprise Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	iriver Enterprise Ltd.
Location	Hong Kong
Primary business	Management of Chinese subsidiary
Ownership	100.00%	100.00%
iriver Inc. [member]
Disclosure of subsidiaries [line items]
Subsidiary	iriver Inc.
Location	USA
Primary business	Marketing and sales in North America
Ownership	100.00%	100.00%
iriver China Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	iriver China Co., Ltd.
Location	China
Primary business	Sales and manufacturing MP3,4 in China
Ownership	100.00%	100.00%
Dongguan iriver Electronics Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	Dongguan iriver Electronics Co., Ltd.
Location	China
Primary business	Sales and manufacturing e-book in China
Ownership	100.00%	100.00%
groovers JP Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	groovers JP Ltd.
Location	Japan
Primary business	Digital music contents sourcing and distribution service
Ownership	100.00%	100.00%
S.M. LIFE DESIGN COMPANY JAPAN INC [member]
Disclosure of subsidiaries [line items]
Subsidiary	S.M. LIFE DESIGN COMPANY JAPAN INC.
Location	Japan
Primary business	Selling of goods in Japan
Ownership	100.00%
S.M. Mobile Communications JAPAN Inc [member]
Disclosure of subsidiaries [line items]
Subsidiary	S.M. Mobile Communications JAPAN Inc.
Location	Japan
Primary business	Digital contents service
Ownership	100.00%
NSOK Co., Ltd [member]
Disclosure of subsidiaries [line items]
Subsidiary	NSOK Co., Ltd. (formerly, Neosnetworks Co., Ltd.)
Location	Korea
Primary business	Guarding of facilities
Ownership	100.00%	100.00%
K-net culture and contents venture fund [member]
Disclosure of subsidiaries [line items]
Subsidiary	K-net Culture and Contents Venture Fund
Location	Korea
Primary business	Capital investing in startups
Ownership	59.00%	59.00%
Home and Service Co., Ltd [member]
Disclosure of subsidiaries [line items]
Subsidiary	Home & Service Co., Ltd.
Location	Korea
Primary business	Operation of information and communication facility
Ownership	100.00%
SK stoa Co., Ltd [member]
Disclosure of subsidiaries [line items]
Subsidiary	SK stoa Co., Ltd
Location	Korea
Primary business	Other telecommunication retail business
Ownership	100.00%
SK Telecom Innovation Fund, L.P. (formerly, Technology Innovation Partners, L.P.) [member]
Disclosure of subsidiaries [line items]
Subsidiary	SK Telecom Innovation Fund, L.P.
Location	USA
Primary business	Investment
Ownership	100.00%	100.00%
SK Telecom China Fund I L.P. [Member]
Disclosure of subsidiaries [line items]
Subsidiary	SK Telecom China Fund I L.P.
Location	Cayman Islands
Primary business	Investment
Ownership	100.00%	100.00%
Stonebridge Cinema Fund [Member]
Disclosure of subsidiaries [line items]
Subsidiary	Stonebridge Cinema Fund
Location	Korea
Primary business	Capital investing in startups
Ownership		60.00%